Summary of significant accounting policies	6 Months Ended
Jun. 30, 2022
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Summary of significant accounting policies
2. Summary of significant accounting policies
2.1 Basis of preparation
The unaudited condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board and should be read in conjunction with the Group’s annual consolidated financial statements for the year ended December 31, 2021 (“last annual financial statements”). These unaudited condensed consolidated interim financial statements do not include all the information required for a complete set of financial statements prepared in accordance with IFRS as issued by the IASB.
However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.
The unaudited condensed consolidated interim financial statements have been prepared on a historical cost basis. Unless otherwise stated, the unaudited condensed consolidated interim financial statements are presented in euros and all values are rounded to the nearest EUR (€), except per share amounts.
Revision of prior period loss per share
In the period ended June 30, 2022, the Company determined that it had incorrectly computed the weighted average number of ordinary shares outstanding used as denominator in calculating its basic and diluted loss per share in previously issued interim financial statements. This error had no impact to the Company’s operating expenses, or loss for the period, and had no impact to the Company’s consolidated statements of financial position, consolidated statements of changes in equity or consolidated statements of cash flows.
The Company assessed the materiality of these errors on the previously issued condensed consolidated interim financial statements and concluded that the errors were not material to any period presented. The impact of the revision of the previously issued interim financial statements is as follows:
As reported vs revised ‘weighted average number of shares’:

	As reported weighted average number of shares (Quarterly)	As reported weighted average number of shares (YTD)	Revision of weighted average number of shares (Quarterly)	Revision of weighted average number of shares (YTD)
Q1 2021	9,104,630	9,104,630	22,104,888	22,104,888
Q2 2021	16,154,350	16,154,350	33,126,351	27,646,066
Q3 2021	23,282,105	23,282,105	33,128,593	29,493,657
Q1 2022	33,135,821	33,135,821	33,151,892	33,151,892
As reported vs revised ‘basic and diluted loss per share’:

	As reported basic and diluted loss per share (Quarterly)	As reported basic and diluted loss per share (YTD)	Revision of basic and diluted loss per share (Quarterly)	Revision of basic and diluted loss per share (YTD)
Q1 2021	(0.66)	(0.66)	(0.27)	(0.27)
Q2 2021	(0.94)	(1.32)	(0.46)	(0.77)
Q3 2021	(0.39)	(1.31)	(0.28)	(1.03)
Q1 2022	(0.48)	(0.48)	(0.48)	(0.48)
2.2 Going concern
Pharvaris is a clinical-stage biopharmaceutical company focused on the development and commercialization of innovative therapies for rare diseases with significant unmet need, initially focused on angioedema and other bradykinin-mediated diseases. These therapies will need to go through clinical development trials to achieve regulatory approval for commercialization. Therefore, Pharvaris is incurring annual research and development and other operating costs and has no revenues to date (as is typical in the biotech industry for development stage and early commercial stage companies). As such, Pharvaris anticipates on-going
negative operating cash flows for several years before the company has a product candidate ready for commercialization, if at all. This makes the Group dependent on external capital sources, debt capital and equity capital. The Group is currently fully financed by equity capital.
As of June 30, 2022 and December 31, 2021 the Group had cash of €201.4 million and €209.4 million, respectively. The Group incurred net losses of €28.6 million in the six months ended June 30, 2022 and €21.2 million in the same period in 2021 and negative operating cash flows of €31.6 million and €22.1 million in the six months ended June 30, 2022 and the six months ended June 30, 2021 respectively.
The Group does not expect positive operating cash flows in the foreseeable future and remains dependent on additional financing to fund its research and development expenses, general and administrative expenses and financing costs. The Group believes that the available cash balances are sufficient to execute the Group’s operating plan and strategies and to meet the anticipated working capital requirements and settle all expected liabilities for at least twelve months from the issuance date of these unaudited condensed consolidated interim financial statements. Accordingly, the unaudited condensed consolidated interim financial statements have been prepared on a going concern basis.
The future viability of the Group is dependent on its ability to raise additional capital to finance its operations. The Group will need to finance its operations through public or private securities offerings, debt financings or other sources, which may include licensing, collaborations or other strategic transactions or arrangements. Although the Group has been successful in raising capital in the past, there is no assurance that it will be successful in obtaining such additional financing on terms acceptable to the Group, if at all. If the Group is unable to obtain funding, the Group could be forced to delay, reduce, or eliminate some or all of its research and development programs for product candidates, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Group may be unable to continue operations.
Impact of
COVID-19
The Group has taken steps to identify and mitigate the adverse effects and risks to it as a result of the pandemic. The Group has modified its business practices, including implementing work from home arrangements for employees able to perform their duties remotely and practicing safe social distancing in our operations. The Group expects to continue to take actions as may be required or recommended by government authorities or in the best interests of its employees and business partners. While the impact of
COVID-19
on the Group’s operations and financial performance has so far been limited, the extent to which
COVID-19
may impact its financial condition or results of operations in the future is uncertain. For instance, the ongoing spread of variants of the
COVID-19
virus may continue to interrupt, or delay, the Group’s clinical trial activities, regulatory reviews, manufacturing activities and supply chain.
The
COVID-19
outbreak delayed, and may continue to delay, enrollment in the Group’s clinical trials due to prioritization of hospital resources towards the outbreak or other factors, and some patients may be unwilling to enroll in our trials or be unable to comply with clinical trial protocols if quarantines impede patient movement or interrupt healthcare services, which would delay our ability to conduct clinical trials or release clinical trial results and could delay our ability to obtain regulatory approvals and commercialize our product candidates. In addition, even with the Group’s distributed operations, employee vaccinations and its observation of social distancing measures, there remains the possibility that key personnel may become ill or are otherwise unable to work, which could affect the Group’s operations.
Furthermore, the spread of the virus may affect the operations of key governmental agencies, such as the FDA, which may delay the development of the Company’s product candidates. The spread of an infectious disease, including
COVID-19
may also result in the inability of the Group’s suppliers to deliver components or raw materials, and the inability of the Group’s CDMOs to provide supplies of our product candidates for the Group’s planned clinical trials, on a timely basis or at all. Further, an infectious disease. including
COVID-19
may also impact the ability of the Group’s CROs, including nonclinical CROs, to provide services to support the Group’s clinical program. In addition, hospitals may reduce staffing and reduce or postpone certain treatments in response to the spread of an infectious disease. Such events may result in a period of business disruption, and in reduced operations, or doctors and medical providers may be unwilling to participate in the Group’s clinical trials, any of which could materially affect the Group’s business, financial condition and results of operations.
The extent to which the
COVID-19
pandemic impacts the Group’s business will depend on future developments, which are uncertain and cannot be predicted, including amongst other things, new information which may emerge concerning the severity of the
COVID-19
pandemic and the actions to contain
COVID-19
or treat its impact, including among other things the effectiveness and outreach of
COVID-19
vaccines. If the Group is unable to meet its milestones it might jeopardize our funding opportunities.
2.3 Use of judgements and estimates
In preparing these unaudited condensed consolidated interim financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements.
2.4 Change in significant accounting policies
The accounting policies applied in these unaudited condensed consolidated interim financial statements are the same as those applied in the consolidated financial statements for the year ended December 31, 2021.